DERIVATIVE LIABILITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of valuations of derivatives

Volatility	121% - 182%
Expected term (years)	3 - 9 months
Risk-free interest rate	0.04% – 0.05%
Dividend yield	None

2020
Volatility	343% - 367%
Expected term (years)	3 - 12 months
Risk-free interest rate	0.09% – 0.095%
Dividend yield	None